Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Cash and money market funds		$ 11,553,600	$ 10,839,700
Cash and cash equivalents	$ 10,687,269	11,553,600	$ 10,839,700
Cash and money market funds	$ 10,687,269	$ 11,553,600